Condensed Statements of Changes in Stockholders’ Equity (Unaudited) - USD ($)	Series A Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Non-controlling Interest	Total
Balance at Dec. 31, 2019	$ 1,900	$ 3,734	$ 19,398,854	$ (9,571,836)	$ 233,288	$ 123,914	$ 10,189,854
Balance (in Shares) at Dec. 31, 2019	19,000,000	37,341,954
Issuance of common stock in acquisition		$ 116	534,939				535,055
Issuance of common stock in acquisition (in Shares)		1,161,000
Net income				975,504		4,403	979,907
Foreign currency translation adjustment					895,063	1,524	896,587
Balance at Dec. 31, 2020	$ 1,900	$ 3,850	19,933,793	(8,596,332)	1,128,351	129,841	12,601,403
Balance (in Shares) at Dec. 31, 2020	19,000,000	38,502,954
Net income				260,135		369	260,504
Foreign currency translation adjustment					(46,769)	(1,041)	(47,810)
Balance at Mar. 31, 2021	$ 1,900	$ 3,850	19,933,793	(8,336,197)	1,081,582	129,169	12,814,097
Balance (in Shares) at Mar. 31, 2021	19,000,000	38,502,954
Balance at Dec. 31, 2020	$ 1,900	$ 3,850	19,933,793	(8,596,332)	1,128,351	129,841	12,601,403
Balance (in Shares) at Dec. 31, 2020	19,000,000	38,502,954
Net income				1,720,105		11,072	1,731,177
Foreign currency translation adjustment					372,376	2,901	375,277
Balance at Dec. 31, 2021	$ 1,900	$ 3,850	19,933,793	(6,876,227)	1,500,727	143,814	14,707,857
Balance (in Shares) at Dec. 31, 2021	19,000,000	38,502,954
Balance at Mar. 31, 2021	$ 1,900	$ 3,850	19,933,793	(8,336,197)	1,081,582	129,169	12,814,097
Balance (in Shares) at Mar. 31, 2021	19,000,000	38,502,954
Net income				1,459,970		10,703	1,470,673
Foreign currency translation adjustment					419,145	3,942	423,087
Balance at Dec. 31, 2021	$ 1,900	$ 3,850	19,933,793	(6,876,227)	1,500,727	143,814	14,707,857
Balance (in Shares) at Dec. 31, 2021	19,000,000	38,502,954
Net income				357,761		(112)	357,649
Foreign currency translation adjustment					363,102	1,496	364,598
Balance at Mar. 31, 2022	$ 1,900	$ 3,850	$ 19,933,793	$ (6,518,466)	$ 1,863,829	$ 145,198	$ 15,430,104
Balance (in Shares) at Mar. 31, 2022	19,000,000	38,502,954